RELATED PARTY TRANSACTIONS - Schedule of Group Related Party (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Beijing Eastern Airlines Media Co Ltd [Member]
Related Party Transaction [Line Items]
Purchases from Related Party	$ 2,423